Impairment of Goodwill and Long-Lived Assets	12 Months Ended
Dec. 31, 2012
Impairment of Goodwill and Long-Lived Assets
23.	IMPAIRMENT OF GOODWILL AND LONG-LIVED ASSETS

As of December 31, 2012, the Group performed an impairment analysis of goodwill at all reporting units where events occur that could potentially lead to the impairment. The Group considers the relationship between market capitalization and its book value, among other factors, when reviewing for indicators of impairment. In addition, the Group’s long-lived assets were tested for recoverability at those reporting units, where events or changes in circumstances indicate that their carrying amounts may not be recoverable. Cash flow forecasts used in the test were based on the assumptions as of December 31, 2012.

The forecasted period for non-mining subsidiaries of the Group was assumed to be five years to reach stabilized cash flows, and the value beyond the forecasted period was based on the terminal growth rate of 2.5%. For mining subsidiaries of the Group the forecasted period was based on the remaining life of the mines. Cash flows projections were prepared using assumptions that comparable market participants would use.

Forecasted inflation rates for the period 2013-2017 that were used in cash flow projections were as follows:

Region	2013	2014	2015	2016	2017
Russia	7%	6%	6%	6%	6%
USA	3%	2%	2%	2%	2%
Bulgaria	4%	4%	4%	4%	4%
Romania	4%	4%	4%	4%	4%
Other European countries	2%	2%	2%	2%	2%
Kazakhstan	7%	6%	6%	6%	6%
Ukraine	7%	6%	6%	6%	6%

Discount rates were estimated in nominal terms on the weighted average cost of capital basis. To discount cash flows projections, the Group used similar discount rates for Russia, Eastern Europe, Kazakhstan, and the USA, assuming that this approach reflected market rates for investments of a similar risk as of December 31, 2012 in these regions. These rates, estimated for each year for the forecasted period, are as follows:

	2013	2014	2015	2016	2017
Discount rate	10.49%	10.68%	10.74%	10.68%	10.51%

Based on the results of the impairment analysis of long-lived assets, including definite-lived intangibles and goodwill performed by the Group during the year ended December 31, 2012, an impairment loss of $707,891 was recognized. As a result of the continued downturn in the nickel price and margin deterioration, the Group recognized impairment of goodwill and long-lived assets in relation to its Ferroalloy segment reporting unit, SUNP. Additionally, as a result of the fall in prices for commodities, the extension of the European market weakness and lack of positive prospects for the recovery of the European market, the Group recognized impairment of goodwill and long-lived assets in relation to its Steel segment (Ductil Steel S.A., Nemunas, Mechel Targoviste S.A., Laminorul S.A., Mechel Campia Turzii S.A., Donetsk Electrometallurgical Plant (DEMP), Cognor) and Ferroalloy segment (SUNP, Kaznikel) reporting units.

The expected revenue growth was lower than the assumptions made at the acquisition of these reporting units. Impairment losses of continuing operations are recognized and presented in the condensed consolidated statements of operations and comprehensive income (loss) in Impairment of goodwill and long-lived assets line.

According to the results of the impairment analysis of goodwill, an impairment loss of $368,919 for the year ended December 31, 2012 was recognized in the following reporting units:

Reporting unit	Segment	Impairment loss as for the year ended December 31, 2012
DEMP	Steel	205,522
Ductil Steel S.A.	Steel	92,398
Cognor	Steel	62,118
SUNP	Ferroalloy	6,950
Nemunas	Steel	1,931

Total		368,919

According to the results of the impairment analysis of long-lived assets, an impairment loss of $338,972 for the year ended December 31, 2012 was recognized in the following reporting units:

Reporting unit	Segment	Impairment loss as for the year ended December 31, 2012
Ductil Steel S.A.	Steel	115,181
SUNP	Ferroalloy	94,249
Mechel Targoviste S.A.	Steel	48,806
Kazakhstansky Nickel Mining Company	Ferroalloy	22,679
Laminorul S.A	Steel	29,933
Mechel Campia Turzii S.A	Steel	19,727
Nemunas	Steel	8,397

Total		338,972

According to the results of the impairment analysis of goodwill as of December 31, 2012, the following reporting units have the estimated fair values that are not substantially in excess of their carrying values and goodwill for such reporting units, if impaired, could materially impact the Group’s results:

Reporting unit	Segment	The excess of fair value over carrying value	Goodwill allocated to the reporting unit
Kuzbass Power Sales Company (KPSC)	Power	2%	64,112

The material assumptions that drive the estimated fair values of KPSC are represented by projected electricity prices, sales volumes, steam coal prices, discount rates. Some of these assumptions materially deviate from the Group’s historical results primarily due to the market downturns and economic slowdowns in the recent years in Russia, where KPSC are located. All these material assumptions are based on the Group’s projections and are subject to risk and uncertainty.

Based on the sensitivity analysis carried out as of December 31, 2012, the following minimum changes in key assumptions used in the goodwill impairment test would trigger the impairment of goodwill at some reporting units (the actual impairment loss that the Group would need to recognize under these hypotheses would depend on the appraisal of the fair values of the reporting unit’s assets, which has not been conducted):

•	0.1% decrease in future planned revenues;

•	0.1% point increase in discount rates for each year within the forecasted period;

•	0.2% point decrease in cash flows growth rate after the forecasted period.

The Group believes that the values assigned to key assumptions and estimates represent the most realistic assessment of future trends.